Note 14 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Percentage of entity's revenue	96.00%	91.00%
Percentage of entity's receivables	93.00%	84.00%